American Funds® Global Balanced Fund
Investment portfolio
July 31, 2022
unaudited
Common stocks 57.70% Financials 8.66%	Shares	Value (000)
B3 SA-Brasil, Bolsa, Balcao	130,427,439	$279,554
Zurich Insurance Group AG1	547,361	238,930
DNB Bank ASA[1]	9,525,723	187,139
Toronto-Dominion Bank (CAD denominated)	1,992,300	129,413
ING Groep NV1	13,244,000	128,711
PNC Financial Services Group, Inc.	754,850	125,260
Kotak Mahindra Bank, Ltd.[1]	4,963,621	113,669
Citigroup, Inc.	1,945,000	100,946
Tradeweb Markets, Inc., Class A	1,250,000	88,150
Housing Development Finance Corp., Ltd.[1]	2,750,000	82,822
AIA Group, Ltd.[1]	7,932,400	80,060
HDFC Bank, Ltd.[1]	4,280,581	78,179
Nasdaq, Inc.	254,885	46,109
JPMorgan Chase & Co.	344,000	39,684
BNP Paribas SA1	819,600	38,849
Tryg A/S1	1,575,482	35,860
Bank Central Asia Tbk PT1	71,770,000	35,745
Aegon NV1	7,948,000	34,917
Ping An Insurance (Group) Company of China, Ltd., Class H1	4,188,360	24,745
Ping An Insurance (Group) Company of China, Ltd., Class A1	691,969	4,335
CME Group, Inc., Class A	144,100	28,745
Banco Santander, SA1	11,233,000	28,144
Münchener Rückversicherungs-Gesellschaft AG1	121,473	27,469
KBC Groep NV1	507,386	26,616
FinecoBank SpA[1]	1,706,184	21,307
Fairfax Financial Holdings, Ltd., subordinate voting shares	33,043	17,799
Lufax Holding, Ltd. (ADR)	2,853,800	13,070
Allfunds Group PLC[1]	1,083,800	9,143
		2,065,370
Industrials 8.29%
Raytheon Technologies Corp.	4,550,000	424,105
General Electric Co.	2,275,097	168,152
Thales SA1	1,272,503	158,202
BAE Systems PLC[1]	16,784,149	157,830
Carrier Global Corp.	3,117,000	126,332
General Dynamics Corp.	538,400	122,039
VINCI SA1	1,000,000	95,970
RELX PLC[1]	3,000,000	88,775
Siemens AG1	750,000	83,273
Kingspan Group PLC[1]	1,250,000	81,112
Honeywell International, Inc.	417,755	80,401
CSX Corp.	2,442,000	78,950
LIXIL Corp.[1]	3,500,000	72,457
SMC Corp.[1]	129,700	64,189
Safran SA1	286,500	31,569
American Funds Global Balanced Fund — Page 1 of 27

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Deutsche Post AG1	628,000	$24,993
NIBE Industrier AB, Class B1	2,018,100	20,333
Melrose Industries PLC[1]	9,400,660	18,526
Airbus SE, non-registered shares[1]	170,000	18,383
L3Harris Technologies, Inc.	74,000	17,758
Lockheed Martin Corp.	36,500	15,104
Bureau Veritas SA1	492,000	13,571
DSV A/S1	78,749	13,237
Ryanair Holdings PLC (ADR)[2]	26,800	1,956
		1,977,217
Information technology 7.51%
Broadcom, Inc.	1,062,620	569,012
Microsoft Corp.	2,013,355	565,230
Micron Technology, Inc.	2,839,800	175,670
Apple, Inc.	881,023	143,175
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	6,246,200	106,969
GlobalWafers Co., Ltd.[1]	5,500,000	83,970
ServiceNow, Inc.[2]	140,000	62,532
Accenture PLC, Class A	190,700	58,404
Adobe, Inc.[2]	63,741	26,142
		1,791,104
Health care 7.47%
Abbott Laboratories	4,155,943	452,333
Novartis AG1	1,838,750	158,032
UnitedHealth Group, Inc.	288,700	156,574
Siemens Healthineers AG1	2,927,500	149,792
Thermo Fisher Scientific, Inc.	212,625	127,237
AstraZeneca PLC[1]	800,000	105,160
Gilead Sciences, Inc.	1,749,930	104,558
Merck KGaA[1]	520,334	98,829
PerkinElmer, Inc.	550,000	84,243
Medtronic PLC	716,446	66,286
AbbVie, Inc.	448,500	64,364
Stryker Corp.	257,070	55,206
Amgen, Inc.	216,424	53,558
BioMarin Pharmaceutical, Inc.[2]	426,517	36,702
Humana, Inc.	75,374	36,330
Bayer AG1	553,200	32,239
		1,781,443
Utilities 5.21%
DTE Energy Company	1,994,124	259,834
National Grid PLC[1]	11,578,765	159,838
NextEra Energy, Inc.	1,860,750	157,215
Power Grid Corporation of India, Ltd.[1]	53,333,333	144,280
Duke Energy Corp.	1,070,600	117,691
Public Service Enterprise Group, Inc.	1,408,082	92,469
E.ON SE1	10,009,000	89,714
Dominion Energy, Inc.	916,900	75,167
ENN Energy Holdings, Ltd.[1]	4,116,000	67,376
American Funds Global Balanced Fund — Page 2 of 27

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
Iberdrola SA, non-registered shares[1,2]	4,945,691	$52,692
Enel SpA[1]	5,249,315	26,525
		1,242,801
Consumer staples 4.96%
Nestlé SA1	2,283,281	280,435
ITC, Ltd.[1]	60,214,000	230,540
Philip Morris International, Inc.	2,291,243	222,594
Imperial Brands PLC[1]	6,131,200	134,859
Pernod Ricard SA1	356,500	70,163
British American Tobacco PLC[1]	1,760,700	69,200
Heineken NV1	476,000	46,892
Altria Group, Inc.	921,500	40,417
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	6,543,509	34,839
Treasury Wine Estates, Ltd.[1]	2,530,300	21,724
Kweichow Moutai Co., Ltd., Class A1	60,709	17,137
Davide Campari-Milano NV1	1,289,447	14,336
		1,183,136
Communication services 3.68%
Alphabet, Inc., Class A2	1,609,680	187,238
Alphabet, Inc., Class C2	521,420	60,818
Comcast Corp., Class A	6,592,140	247,337
Netflix, Inc.[2]	510,070	114,715
BCE, Inc.	1,428,000	72,150
Omnicom Group, Inc.	676,000	47,212
Universal Music Group NV1	1,986,932	45,132
SoftBank Corp.[1]	3,497,851	40,464
Electronic Arts, Inc.	251,600	33,017
Meta Platforms, Inc., Class A2	196,975	31,339
Yandex NV, Class A1,2,3	234,900	—[4]
		879,422
Materials 3.65%
Freeport-McMoRan, Inc.	5,565,400	175,588
Linde PLC	412,987	124,722
BHP Group, Ltd. (CDI)[1]	3,949,810	108,721
Evonik Industries AG1	4,566,468	97,242
Shin-Etsu Chemical Co., Ltd.[1]	700,000	89,771
Fortescue Metals Group, Ltd.[1]	6,703,400	86,173
Rio Tinto PLC[1]	1,297,433	78,091
Vale SA, ordinary nominative shares (ADR)	4,102,535	55,220
UPM-Kymmene Oyj[1]	946,000	29,943
Air Liquide SA, non-registered shares[1]	177,210	24,423
		869,894
Energy 3.52%
Canadian Natural Resources, Ltd. (CAD denominated)	6,430,440	355,079
Neste OYJ[1]	2,715,843	139,440
Shell PLC (GBP denominated)[1]	3,463,400	92,541
Chevron Corp.	515,900	84,494
BP PLC[1]	11,837,132	57,981
TC Energy Corp. (CAD denominated)	768,647	40,979
Baker Hughes Co., Class A	1,109,000	28,490
American Funds Global Balanced Fund — Page 3 of 27

unaudited
Common stocks (continued) Energy (continued)	Shares	Value (000)
DT Midstream, Inc.	459,300	$25,275
Woodside Energy Group, Ltd. (CDI)[1,2]	713,735	16,278
		840,557
Consumer discretionary 2.72%
General Motors Company[2]	5,952,700	215,845
LVMH Moët Hennessy-Louis Vuitton SE1	154,160	107,235
Ferrari NV	253,100	53,462
Ferrari NV (EUR denominated)[1]	97,335	20,640
InterContinental Hotels Group PLC[1]	787,200	46,779
Amazon.com, Inc.[2]	296,080	39,956
Cie. Financière Richemont SA, Class A1	266,699	32,267
Astra International Tbk PT1	66,063,040	28,285
Starbucks Corp.	295,400	25,044
Royal Caribbean Cruises, Ltd.[2]	528,200	20,447
Ford Motor Co.	1,359,700	19,974
Airbnb, Inc., Class A2	171,986	19,087
Aptiv PLC[2]	164,516	17,256
JD.com, Inc., Class A1	63,244	1,883
		648,160
Real estate 2.03%
Crown Castle International Corp. REIT	895,600	161,799
Embassy Office Parks REIT[1]	22,000,000	101,014
Equinix, Inc. REIT	130,319	91,711
CTP NV1	5,060,682	64,999
Digital Realty Trust, Inc. REIT[5]	291,500	38,609
Americold Realty Trust, Inc. REIT	824,500	27,002
		485,134
Total common stocks (cost: $11,314,984,000)		13,764,238
Preferred securities 0.33% Financials 0.33%
Fannie Mae, Series S, 8.25% noncumulative preferred shares[2,5]	13,366,000	43,974
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[2]	11,506,000	35,784
Total preferred securities (cost: $89,057,000)		79,758
Convertible stocks 0.11% Health care 0.11%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[5]	17,500	26,632
Total convertible stocks (cost: $23,290,000)		26,632
Investment funds 0.06%
Capital Group Central Corporate Bond Fund[6]	1,692,818	14,727
Total investment funds (cost: $14,373,000)		14,727
American Funds Global Balanced Fund — Page 4 of 27

unaudited
Bonds, notes & other debt instruments 35.37% Bonds & notes of governments & government agencies outside the U.S. 13.49%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 0.75% 2023[7]	USD10,835	$10,530
Agricultural Development Bank of China 3.75% 2029	CNY1,030	160
Asian Development Bank 1.125% 2025	GBP9,045	10,696
Australia (Commonwealth of), Series 159, 0.25% 2024	AUD42,500	28,176
Australia (Commonwealth of), Series 139, 3.25% 2025	84,715	60,099
Australia (Commonwealth of), Series 152, 2.75% 2028	26,025	18,040
Australia (Commonwealth of), Series 163, 1.00% 2031	43,200	25,210
Australia (Commonwealth of), Series 166, 3.00% 2033	95,590	66,102
Austria (Republic of) 0% 2031	EUR37,380	34,408
Brazil (Federative Republic of) 10.00% 2023	BRL55,300	10,516
Brazil (Federative Republic of) 0% 2024	66,761	10,788
Brazil (Federative Republic of) 10.00% 2025	84,799	15,474
Canada 0.75% 2024	CAD106,870	79,725
Canada 2.25% 2025	39,295	30,219
Canada 0.25% 2026	36,425	26,066
Canada 2.25% 2029	93,865	71,862
Canada 2.75% 2048	9,900	7,670
Canada (Government) 2.00% 2032	1,800	1,332
Chile (Republic of) 5.80% 2024	CLP10,245,000	10,765
Chile (Republic of) 4.50% 2026	255,000	260
Chile (Republic of) 5.00% 2028	4,630,000	4,668
Chile (Republic of) 4.70% 2030	14,930,000	14,617
China (People’s Republic of), Series 1906, 3.29% 2029	CNY26,590	4,096
China (People’s Republic of), Series 1910, 3.86% 2049	137,440	22,406
China (People’s Republic of), Series INBK, 3.39% 2050	106,390	15,987
China (People’s Republic of), Series INBK, 3.81% 2050	643,000	104,180
China Development Bank Corp., Series 2008, 2.89% 2025	244,390	36,698
China Development Bank Corp., Series 1909, 3.50% 2026	28,330	4,336
China Development Bank Corp., Series 1904, 3.68% 2026	53,480	8,222
China Development Bank Corp., Series 2009, 3.39% 2027	181,600	27,733
China Development Bank Corp., Series 2004, 3.43% 2027	194,070	29,598
China Development Bank Corp., Series 2109, 3.09% 2028	136,660	20,522
China Development Bank Corp., Series 1805, 4.88% 2028	128,750	21,078
China Development Bank Corp., Series 2005, 3.07% 2030	2,860	427
Colombia (Republic of), Series B, 5.75% 2027	COP148,968,400	26,924
Colombia (Republic of), Series B, 7.00% 2031	304,626,500	51,665
Colombia (Republic of), Series B, 7.25% 2034	3,151,000	502
Colombia (Republic of), Series B, 7.25% 2050	57,462,000	7,940
Costa Rica (Republic of) 6.125% 2031[7]	USD3,080	2,970
European Financial Stability Facility 0% 2025	EUR1,200	1,191
European Financial Stability Facility 0.40% 2025	13,200	13,333
European Investment Bank 0.375% 2027	8,975	8,854
European Investment Bank 0.25% 2032	39,615	35,970
European Union 0% 2026	12,100	11,918
European Union 0.25% 2026	5,265	5,219
European Union 0% 2028	10,920	10,427
European Union 1.625% 2029	2,080	2,174
Export-Import Bank of India 0.59% 2022	JPY1,100,000	8,247
French Republic O.A.T. 0% 2030	EUR130,490	121,260
French Republic O.A.T. 3.25% 2045	6,700	8,583
French Republic O.A.T. 0.75% 2052	800	600
Germany (Federal Republic of) 0% 2025	151,020	153,189
Germany (Federal Republic of) 0% 2026	1,460	1,467
Germany (Federal Republic of) 0% 2027	81,635	81,734
Germany (Federal Republic of) 0% 2030	35,175	34,126
American Funds Global Balanced Fund — Page 5 of 27

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Germany (Federal Republic of) 0% 2031	EUR72,565	$69,583
Germany (Federal Republic of) 0% 2050	14,895	11,349
Germany (Federal Republic of) 0% 2052	1,745	1,298
Greece (Hellenic Republic of) 3.375% 2025	19,678	20,742
Greece (Hellenic Republic of) 0% 2026	3,070	2,881
Greece (Hellenic Republic of) 1.75% 2032	38,300	35,106
Hungary (Republic of) 2.125% 2031[7]	USD30,165	24,933
Hungary (Republic of) 3.125% 2051[7]	6,865	4,708
Hungary (Republic of), Series C, 1.00% 2025	HUF4,042,500	7,656
India (Republic of) 5.15% 2025	INR799,470	9,582
Indonesia (Republic of), Series 78, 8.25% 2029	IDR209,233,000	15,115
Indonesia (Republic of), Series 82, 7.00% 2030	61,000,000	4,092
Indonesia (Republic of), Series 87, 6.50% 2031	5,997,000	391
Indonesia (Republic of), Series 68, 8.375% 2034	62,682,000	4,551
Israel (State of) 2.50% 2030	USD11,080	10,541
Israel (State of) 3.375% 2050	2,970	2,545
Israel (State of) 3.875% 2050	550	512
Italy (Republic of) 0.95% 2027	EUR626	600
Italy (Republic of) 1.35% 2030	15,565	14,410
Italy (Republic of) 1.45% 2036	7,100	5,899
Japan, Series 21, 0.10% 2026[8]	JPY1,348,087	10,569
Japan, Series 346, 0.10% 2027	12,172,200	91,917
Japan, Series 23, 0.10% 2028[8]	5,400,973	42,730
Japan, Series 359, 0.10% 2030	332,600	2,497
Japan, Series 363, 0.10% 2031	4,556,600	34,084
Japan, Series 145, 1.70% 2033	6,000,000	51,894
Japan, Series 152, 1.20% 2035	21,629,000	178,355
Japan, Series 21, 2.30% 2035	1,360,000	12,665
Japan, Series 179, 0.50% 2041	6,707,750	47,479
Japan, Series 36, 2.00% 2042	200,000	1,818
Japan, Series 42, 1.70% 2044	928,200	8,042
Japan, Series 37, 0.60% 2050	5,484,650	35,826
Japan, Series 70, 0.70% 2051	7,780,900	51,869
Japan, Series 73, 0.70% 2051	999,050	6,634
KfW 1.125% 2025	GBP8,400	9,935
Malaysia (Federation of), Series 0413, 3.844% 2033	MYR26,848	5,926
Malaysia (Federation of), Series 0318, 4.642% 2033	51,530	12,141
Malaysia (Federation of), Series 0419, 3.828% 2034	31,622	6,885
Malaysia (Federation of), Series 0519, 3.757% 2040	76,863	15,869
Malaysia (Federation of), Series 0216, 4.736% 2046	23,569	5,443
Malaysia (Federation of), Series 0518, 4.921% 2048	17,168	4,046
Malaysia (Federation of), Series 0519, 4.638% 2049	46,362	10,230
Malaysia (Federation of), Series 0120, 4.065% 2050	5,084	1,052
Morocco (Kingdom of) 1.50% 2031	EUR12,240	8,981
Morocco (Kingdom of) 1.50% 2031	1,290	947
Panama (Republic of) 3.75% 2026[7]	USD1,000	985
Panama (Republic of) 4.50% 2056	650	529
PETRONAS Capital, Ltd. 4.55% 2050[7]	1,070	1,039
Philippines (Republic of) 0.001% 2024	JPY2,600,000	19,296
Philippines (Republic of) 0.25% 2025	EUR3,750	3,602
Philippines (Republic of) 0.70% 2029	4,970	4,332
Poland (Republic of), Series 0725, 3.25% 2025	PLN176,390	35,012
Poland (Republic of), Series 1029, 2.75% 2029	16,670	3,007
Portuguese Republic 0.475% 2030	EUR14,440	13,561
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[7]	USD1,580	1,512
American Funds Global Balanced Fund — Page 6 of 27

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Romania 2.125% 2028	EUR11,270	$9,851
Romania 1.75% 2030	18,620	14,249
Romania 3.624% 2030	27,283	24,260
Romania 3.624% 2030	3,925	3,490
Romania 2.00% 2032	3,500	2,619
Romania 2.00% 2033	11,910	8,567
Romania 3.50% 2034	15	12
Romania 3.75% 2034	11,270	9,313
Romania 3.75% 2034	600	496
Romania 3.375% 2038	2,695	2,031
Russian Federation 7.00% 2023	RUB822,035	3,097
Russian Federation 2.875% 2025	EUR6,100	2,494
Russian Federation 2.875% 2025	2,200	899
Russian Federation 7.15% 2025[9]	RUB95,900	361
Russian Federation 4.25% 2027[9]	USD4,200	1,743
Russian Federation 4.375% 2029	34,800	14,442
Russian Federation 4.375% 2029[7]	5,000	2,075
Russian Federation 6.90% 2029[9]	RUB1,241,325	4,677
Russian Federation 7.65% 2030[9]	5,682,760	21,410
Russian Federation 5.90% 2031[9]	366,860	1,382
Russian Federation 6.90% 2031	2,981,770	11,234
Russian Federation 8.50% 2031[9]	151,920	572
Russian Federation 7.70% 2033[9]	854,120	3,218
Russian Federation 7.25% 2034[9]	697,860	2,629
Russian Federation 5.10% 2035[7]	USD3,200	1,328
Saskatchewan (Province of) 3.05% 2028	CAD8,000	6,209
Serbia (Republic of) 3.125% 2027	EUR31,390	29,265
Serbia (Republic of) 3.125% 2027	14,250	13,285
Serbia (Republic of) 1.00% 2028	5,092	4,008
Serbia (Republic of) 1.50% 2029	8,959	6,967
Serbia (Republic of) 2.05% 2036	16,380	10,452
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR173,400	9,179
South Korea (Republic of), Series 2209, 2.00% 2022	KRW4,998,900	3,844
South Korea (Republic of), Series 2503, 1.50% 2025	3,342,160	2,473
South Korea (Republic of), Series 2712, 2.375% 2027	26,409,910	19,611
Spain (Kingdom of) 0.80% 2027	EUR23,070	23,248
Spain (Kingdom of) 1.45% 2029	5,780	5,949
Spain (Kingdom of) 1.25% 2030	2,260	2,253
Spain (Kingdom of) 0.50% 2031	29,385	26,873
Spain (Kingdom of) 0.70% 2032	35,985	33,118
Spain (Kingdom of) 2.70% 2048	2,690	2,898
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[9]	USD6,416	2,010
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023[7,9]	214	67
Tunisia (Republic of) 6.75% 2023	EUR10,125	7,155
Tunisia (Republic of) 6.75% 2023	4,519	3,193
Tunisia (Republic of) 6.375% 2026	12,100	6,525
Turkey (Republic of) 6.35% 2024	USD8,300	7,800
Ukraine 7.75% 2022	200	68
Ukraine 15.84% 2025	UAH13,500	73
Ukraine 6.75% 2026	EUR2,121	435
Ukraine 6.876% 2029	USD12,813	2,604
Ukraine 4.375% 2030	EUR8,640	1,646
United Kingdom 2.75% 2024	GBP5,310	6,604
United Kingdom 1.25% 2027	9,740	11,669
United Kingdom 4.25% 2027	18,480	25,425
American Funds Global Balanced Fund — Page 7 of 27

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
United Kingdom 0.375% 2030	GBP36,465	$39,778
United Kingdom 0.25% 2031	73,060	77,261
United Kingdom 4.25% 2032	24,665	36,455
United Kingdom 0.625% 2035	25,739	25,622
United Kingdom 3.25% 2044	3,650	5,012
United Kingdom 3.50% 2045	2,850	4,073
United Kingdom 1.50% 2047	4,450	4,453
United Kingdom 0.625% 2050	6,025	4,698
United Kingdom 1.25% 2051	12,487	11,558
United Mexican States 2.659% 2031	USD308	264
United Mexican States, Series M20, 10.00% 2024	MXN397,100	19,806
United Mexican States, Series M, 5.75% 2026	1,517,490	67,463
United Mexican States, Series M, 7.50% 2027	1,235,418	57,721
United Mexican States, Series M20, 8.50% 2029	176,000	8,553
United Mexican States, Series M, 7.75% 2031	310,758	14,397
United Mexican States, Series M, 8.00% 2053	238,100	10,828
		3,217,459
U.S. Treasury bonds & notes 13.39% U.S. Treasury 12.82%
U.S. Treasury 0.125% 2022	USD3,100	3,083
U.S. Treasury 1.875% 2022[10]	109,130	109,062
U.S. Treasury 0.125% 2023	2,270	2,239
U.S. Treasury 2.50% 2023	73,869	73,656
U.S. Treasury 2.75% 2023	89,023	88,874
U.S. Treasury 0.375% 2024	55,384	52,652
U.S. Treasury 1.00% 2024	114,400	109,575
U.S. Treasury 1.50% 2024	77,600	75,321
U.S. Treasury 1.50% 2024	36,096	34,997
U.S. Treasury 2.50% 2024	59,500	59,068
U.S. Treasury 0.25% 2025	307,370	285,967
U.S. Treasury 0.25% 2025	97,838	90,138
U.S. Treasury 0.25% 2025	92,153	85,205
U.S. Treasury 1.75% 2025	19,360	18,830
U.S. Treasury 2.75% 2025	47,790	47,716
U.S. Treasury 2.875% 2025[10]	80,451	80,603
U.S. Treasury 2.875% 2025	19,900	19,945
U.S. Treasury 3.00% 2025	1,998	2,010
U.S. Treasury 0.625% 2026	38,600	35,519
U.S. Treasury 0.75% 2026	150,526	139,975
U.S. Treasury 0.75% 2026	2,092	1,932
U.S. Treasury 0.875% 2026	213,890	198,285
U.S. Treasury 0.875% 2026	70,877	65,953
U.S. Treasury 1.125% 2026	395,640	370,227
U.S. Treasury 2.125% 2026	7,420	7,255
U.S. Treasury 0.50% 2027	10,140	9,084
U.S. Treasury 2.25% 2027[10]	95,122	92,920
U.S. Treasury 2.25% 2027	18,600	18,215
U.S. Treasury 2.50% 2027[10]	120,030	118,983
U.S. Treasury 2.75% 2027	30,000	30,068
U.S. Treasury 3.25% 2027	6,185	6,344
U.S. Treasury 2.75% 2028	26,500	26,533
U.S. Treasury 0.625% 2030[10]	107,320	92,043
U.S. Treasury 0.625% 2030	22,050	18,838
U.S. Treasury 0.875% 2030	19,987	17,399
American Funds Global Balanced Fund — Page 8 of 27

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.125% 2031	USD260	$230
U.S. Treasury 1.25% 2031	82,650	73,442
U.S. Treasury 1.375% 2031	85,850	76,864
U.S. Treasury 1.875% 2032	43,225	40,381
U.S. Treasury 2.875% 2032	23,714	24,165
U.S. Treasury 1.125% 2040[10]	82,460	58,950
U.S. Treasury 1.75% 2041	5,359	4,188
U.S. Treasury 1.875% 2041[10]	59,615	47,987
U.S. Treasury 2.25% 2041	31,225	26,736
U.S. Treasury 1.25% 2050	9,980	6,521
U.S. Treasury 2.00% 2050	13,220	10,514
U.S. Treasury 2.00% 2051[10]	159,080	126,180
U.S. Treasury 2.375% 2051	29,796	25,774
U.S. Treasury 2.25% 2052	56,540	47,690
		3,058,136
U.S. Treasury inflation-protected securities 0.57%
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]	63,164	63,899
U.S. Treasury Inflation-Protected Security 0.125% 2024[8]	34,056	34,382
U.S. Treasury Inflation-Protected Security 0.375% 2027[8]	22,523	23,152
U.S. Treasury Inflation-Protected Security 0.125% 2051[8]	17,216	14,336
		135,769
Total U.S. Treasury bonds & notes		3,193,905
Corporate bonds, notes & loans 5.63% Financials 1.69%
ACE INA Holdings, Inc. 2.875% 2022	645	645
ACE INA Holdings, Inc. 3.35% 2026	645	647
ACE INA Holdings, Inc. 4.35% 2045	665	651
AIA Group, Ltd. 0.88% 2033 (5-year EUR Annual Swap + 1.10% on 9/9/2028)[11]	EUR11,880	10,348
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[11]	9,000	9,454
American Express Co. 3.375% 2024	USD1,508	1,506
Aon Corp. / Aon Global Holdings PLC 2.85% 2027	1,300	1,245
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]	3,710	3,281
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[11]	2,100	2,097
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[11]	12,375	11,743
Bank of America Corp. 1.843% 2025 (USD-SOFR + 0.67% on 2/4/2024)[11]	1,700	1,648
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[11]	9,500	8,774
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[11]	10,330	9,376
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[11]	3,402	3,257
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[11]	5,200	4,544
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[11]	1,690	1,420
Bank of America Corp. 4.083% 2051 (3-month USD-LIBOR + 3.15% on 3/20/2050)[11]	5,600	5,091
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	6,000	5,874
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[11]	6,812	6,454
Citigroup, Inc. 2.014% 2026 (USD-SOFR + 0.694% on 1/25/2025)[11]	914	868
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[11]	14,050	13,671
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[11]	19,550	17,609
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[11]	2,535	2,289
Commonwealth Bank of Australia 2.688% 2031[7]	14,075	11,754
Corebridge Financial, Inc. 3.90% 2032[7]	5,620	5,235
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[7,11]	650	610
American Funds Global Balanced Fund — Page 9 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[7,11]	USD600	$534
Danske Bank AS 3.875% 2023[7]	5,300	5,283
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[11]	225	202
Goldman Sachs Group, Inc. 3.20% 2023	4,000	4,001
Goldman Sachs Group, Inc. 3.50% 2025	5,126	5,103
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[11]	1,400	1,254
Goldman Sachs Group, Inc. 2.64% 2028 (USD-SOFR + 1.114% on 2/24/2027)[11]	460	429
Goldman Sachs Group, Inc. 2.60% 2030	640	566
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[11]	8,411	7,262
Goldman Sachs Group, Inc. 1.00% 2033[12]	EUR13,530	11,248
Groupe BPCE SA 5.70% 2023[7]	USD7,625	7,713
Groupe BPCE SA 1.00% 2025	EUR6,800	6,817
Groupe BPCE SA 1.625% 2025[7]	USD1,490	1,408
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[11]	4,670	4,658
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[11]	9,368	9,256
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[11]	680	581
HSBC Holdings PLC 4.95% 2030	1,200	1,212
HSBC Holdings PLC 2.871% 2032 (USD-SOFR + 1.41% on 11/22/2031)[11]	624	523
Intercontinental Exchange, Inc. 4.00% 2027	15,420	15,547
Intesa Sanpaolo SpA 5.017% 2024[7]	10,165	9,849
JPMorgan Chase & Co. 3.25% 2022	1,850	1,852
JPMorgan Chase & Co. 2.70% 2023	4,225	4,201
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[11]	850	768
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[11]	12,058	10,959
JPMorgan Chase & Co. 4.323% 2028 (USD-SOFR + 1.56% on 4/26/2027)[11]	3,000	3,014
JPMorgan Chase & Co. 4.452% 2029 (3-month USD-LIBOR + 1.33% on 12/5/2028)[11]	900	901
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[11]	11,445	11,525
Kasikornbank PCL HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[11]	1,230	1,107
Lloyds Banking Group PLC 7.625% 2025	GBP1,225	1,633
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[11]	USD800	720
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[11]	9,110	8,182
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[11]	8,173	7,448
Morgan Stanley 2.475% 2028 (USD-SOFR + 1.00% on 1/21/2027)[11]	515	480
Morgan Stanley 4.21% 2028 (USD-SOFR + 1.61% on 4/20/2027)[11]	857	858
Morgan Stanley 3.772% 2029 (3-month USD-LIBOR + 1.14% on 1/24/2028)[11]	1,000	979
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[11]	2,586	2,314
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[11]	925	763
Morgan Stanley 2.95% 2032 (3-month EUR-EURIBOR + 1.245% on 5/7/2031)[11]	EUR25,585	26,753
National Australia Bank, Ltd. 2.99% 2031[7]	USD420	358
New York Life Global Funding 1.45% 2025[7]	1,700	1,618
New York Life Global Funding 1.20% 2030[7]	6,520	5,326
New York Life Insurance Company 3.75% 2050[7]	1,261	1,076
PNC Financial Services Group, Inc. 2.854% 2022[11]	2,000	1,999
Royal Bank of Canada 1.20% 2026	10,600	9,669
Santander Holdings USA, Inc. 3.244% 2026	7,400	7,022
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,11]	2,600	2,487
Toronto-Dominion Bank 1.45% 2025	2,140	2,044
Toronto-Dominion Bank 1.25% 2026	452	409
U.S. Bancorp 2.215% 2028 (USD-SOFR + 0.73% on 1/27/2027)[11]	1,060	991
Wells Fargo & Company 3.908% 2026 (USD-SOFR + 1.32% on 4/25/2025)[11]	1,081	1,075
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[11]	14,700	13,488
American Funds Global Balanced Fund — Page 10 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Wells Fargo & Company 3.526% 2028 (USD-SOFR + 1.51% on 3/24/2027)[11]	USD19,528	$18,883
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[11]	18,960	18,045
		402,484
Communication services 0.70%
AT&T, Inc. 2.30% 2027	1,000	934
AT&T, Inc. 2.75% 2031	12,327	11,071
AT&T, Inc. 2.05% 2032	EUR3,440	3,412
AT&T, Inc. 2.55% 2033	USD9,200	7,797
AT&T, Inc. 3.50% 2053	652	516
Baidu, Inc. 3.425% 2030	1,220	1,125
Comcast Corp. 3.95% 2025	7,695	7,833
Comcast Corp. 0% 2026	EUR4,905	4,708
Comcast Corp. 0.25% 2027	3,570	3,414
Comcast Corp. 0.25% 2029	5,185	4,738
Comcast Corp. 4.049% 2052	USD500	457
Deutsche Telekom International Finance BV 4.375% 2028[7]	6,025	6,164
Deutsche Telekom International Finance BV 9.25% 2032	1,510	2,073
Discovery Communications, Inc. 3.625% 2030	1,467	1,341
France Télécom 5.375% 2050	GBP2,000	3,053
Magallanes, Inc. 4.279% 2032[7]	USD873	815
Magallanes, Inc. 5.05% 2042[7]	19,461	17,309
Netflix, Inc. 4.875% 2028	574	571
Netflix, Inc. 5.875% 2028	667	694
Netflix, Inc. 3.875% 2029[12]	EUR13,730	13,668
Netflix, Inc. 6.375% 2029	USD259	275
Tencent Holdings, Ltd. 2.39% 2030[7]	13,730	11,666
Tencent Holdings, Ltd. 3.24% 2050[7]	6,050	4,136
Tencent Music Entertainment Group 2.00% 2030	2,055	1,620
T-Mobile US, Inc. 1.50% 2026	3,900	3,597
T-Mobile US, Inc. 2.05% 2028	2,500	2,243
T-Mobile US, Inc. 2.55% 2031	3,900	3,413
T-Mobile US, Inc. 3.00% 2041	500	389
T-Mobile US, Inc. 3.30% 2051	600	460
Verizon Communications, Inc. 0.375% 2029	EUR9,780	8,968
Verizon Communications, Inc. 1.68% 2030	USD298	250
Verizon Communications, Inc. 3.15% 2030	2,050	1,937
Verizon Communications, Inc. 2.55% 2031	28,040	24,947
Verizon Communications, Inc. 0.75% 2032	EUR4,480	3,914
Walt Disney Company 2.65% 2031	USD7,420	6,834
		166,342
Utilities 0.63%
Alabama Power Co. 3.00% 2052	20,000	15,718
American Electric Power Company, Inc. 1.00% 2025	100	91
Berkshire Hathaway Energy Company 3.50% 2025	4,200	4,232
Berkshire Hathaway Energy Company 1.65% 2031	6,375	5,371
Berkshire Hathaway Energy Company 2.85% 2051	1,142	866
CMS Energy Corp. 3.60% 2025	2,000	1,986
CMS Energy Corp. 3.00% 2026	1,960	1,899
CMS Energy Corp. 3.45% 2027	890	869
Dominion Energy, Inc. 2.25% 2031	250	216
Duke Energy Carolinas, LLC 3.05% 2023	4,535	4,535
American Funds Global Balanced Fund — Page 11 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Duke Energy Corp. 3.75% 2024	USD3,950	$3,968
Duke Energy Progress, LLC 3.70% 2028	2,400	2,407
Duke Energy Progress, LLC 2.00% 2031	4,725	4,097
Edison International 5.75% 2027	833	874
Edison International 4.125% 2028	4,942	4,759
Enel Finance International SA 1.875% 2028[7]	9,491	8,014
Enersis Américas SA 4.00% 2026	1,215	1,194
ENN Energy Holdings, Ltd. 2.625% 2030[7]	8,481	7,356
Eversource Energy 1.40% 2026	425	385
Exelon Corp. 3.40% 2026	4,390	4,354
FirstEnergy Transmission, LLC 2.866% 2028[7]	225	199
Florida Power & Light Company 2.875% 2051	10,150	8,049
Grupo Energia Bogota SA ESP 4.875% 2030[7]	3,590	3,222
Interstate Power and Light Co. 2.30% 2030	2,650	2,337
NextEra Energy Capital Holdings, Inc. 2.25% 2030	447	394
NextEra Energy Capital Holdings, Inc. 2.44% 2032	11,550	10,118
Niagara Mohawk Power Corp. 3.508% 2024[7]	2,380	2,330
Pacific Gas and Electric Co. 2.95% 2026	1,035	949
Pacific Gas and Electric Co. 2.10% 2027	5,108	4,371
Pacific Gas and Electric Co. 3.30% 2027	1,775	1,617
Pacific Gas and Electric Co. 4.65% 2028	1,049	998
Pacific Gas and Electric Co. 4.55% 2030	2,327	2,148
Pacific Gas and Electric Co. 2.50% 2031	20,358	16,279
Pacific Gas and Electric Co. 3.25% 2031	3,600	3,018
Pacific Gas and Electric Co. 3.30% 2040	11,495	8,410
Pacific Gas and Electric Co. 3.50% 2050	7,757	5,497
PT Perusahaan Listrik Negara 0.43% 2022	JPY100,000	749
Public Service Electric and Gas Co. 2.05% 2050	USD1,595	1,047
San Diego Gas & Electric Co. 2.95% 2051	400	313
Southern California Edison Co. 2.85% 2029	525	478
Xcel Energy, Inc. 3.35% 2026	4,502	4,426
		150,140
Consumer discretionary 0.61%
Amazon.com, Inc. 2.80% 2024	7,345	7,319
Amazon.com, Inc. 3.45% 2029	1,600	1,613
Amazon.com, Inc. 3.60% 2032	1,600	1,621
Amazon.com, Inc. 2.50% 2050	4,165	3,135
American Honda Finance Corp. 0.75% 2026	GBP510	560
Bayerische Motoren Werke AG 3.90% 2025[7]	USD2,780	2,807
Bayerische Motoren Werke AG 1.25% 2026[7]	325	296
Bayerische Motoren Werke AG 4.15% 2030[7]	2,780	2,804
Daimler Trucks Finance North America, LLC 3.65% 2027[7]	5,900	5,764
General Motors Company 5.40% 2023	7,130	7,260
General Motors Financial Co. 1.05% 2024	225	215
General Motors Financial Co. 2.40% 2028	10,250	8,899
Hyundai Capital America 0.875% 2024[7]	6,740	6,325
Hyundai Capital America 1.50% 2026[7]	5,310	4,753
Hyundai Capital America 1.65% 2026[7]	275	246
Hyundai Capital America 2.375% 2027[7]	4,619	4,128
Hyundai Capital America 2.00% 2028[7]	3,275	2,808
Lowe’s Companies, Inc. 3.00% 2050	400	297
NIKE, Inc. 3.375% 2050	1,875	1,657
Royal Caribbean Cruises, Ltd. 11.50% 2025[7]	13,776	14,776
American Funds Global Balanced Fund — Page 12 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Royal Caribbean Cruises, Ltd. 5.50% 2028[7]	USD11,135	$8,375
Stellantis Finance US, Inc. 1.711% 2027[7]	3,350	2,971
Stellantis Finance US, Inc. 2.691% 2031[7]	925	759
Stellantis NV 0.75% 2029	EUR625	551
Stellantis NV 1.25% 2033	25,580	20,142
Toyota Motor Credit Corp. 1.90% 2027	USD703	660
Toyota Motor Credit Corp. 3.375% 2030	1,239	1,208
Volkswagen Financial Services NV 0.875% 2025	GBP1,000	1,124
Volkswagen Group of America Finance, LLC 3.125% 2023[7]	USD7,666	7,618
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	6,300	6,332
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	8,158	8,273
Volkswagen International Finance NV 2.70% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.54% on 12/14/2022)[11]	EUR1,400	1,422
Volkswagen International Finance NV 4.375% junior subordinated perpetual bonds (9-year EUR Mid-Swap + 3.36% on 3/28/2031)[11]	10,600	9,576
		146,294
Energy 0.61%
Baker Hughes Co. 4.486% 2030	USD1,258	1,273
Canadian Natural Resources, Ltd. 2.95% 2030	9,875	8,942
Cenovus Energy, Inc. 5.40% 2047	900	895
Continental Resources, Inc. 2.875% 2032[7]	11,773	9,625
Enbridge, Inc. 2.50% 2025	2,800	2,713
Enbridge, Inc. 4.25% 2026	2,685	2,704
Enbridge, Inc. 3.70% 2027	2,083	2,046
Enbridge, Inc. 3.40% 2051	2,365	1,883
Energy Transfer Operating, LP 5.00% 2050	7,142	6,310
Energy Transfer Partners, LP 6.25% 2049	2,820	2,826
Kinder Morgan, Inc. 4.30% 2025	10,300	10,402
Kinder Morgan, Inc. 3.60% 2051	10,550	8,246
MPLX, LP 2.65% 2030	3,002	2,601
MPLX, LP 5.50% 2049	13,475	13,054
ONEOK, Inc. 2.20% 2025	535	502
ONEOK, Inc. 3.10% 2030	5,235	4,646
ONEOK, Inc. 4.45% 2049	280	230
Petróleos Mexicanos 7.19% 2024	MXN158,687	7,146
Petróleos Mexicanos 6.875% 2025	USD210	206
Petróleos Mexicanos 5.95% 2031	587	457
Petróleos Mexicanos 6.75% 2047	6,438	4,418
Petróleos Mexicanos 6.95% 2060	414	280
Plains All American Pipeline, LP 3.80% 2030	1,081	982
PTT Exploration and Production PCL 2.587% 2027[7]	740	687
Qatar Petroleum 1.375% 2026[7]	680	629
Qatar Petroleum 3.125% 2041[7]	20,550	17,409
SA Global Sukuk, Ltd. 0.946% 2024[7]	1,500	1,428
Shell International Finance BV 3.50% 2023	3,505	3,546
Shell International Finance BV 2.375% 2029	2,060	1,871
TotalEnergies SE 2.708% junior subordinated perpetual bonds (5-year EUR-EURIBOR + 2.750% on 5/5/2023)[11]	EUR1,100	1,120
TransCanada Corp. 5.875% 2076 (3-month USD-LIBOR + 4.64% on 8/15/2026)[11]	USD18,000	17,704
TransCanada PipeLines, Ltd. 4.10% 2030	3,360	3,307
Williams Companies, Inc. 3.50% 2030	2,749	2,561
Williams Companies, Inc. 2.60% 2031	470	409
American Funds Global Balanced Fund — Page 13 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Williams Partners, LP 4.30% 2024	USD2,000	$2,011
Williams Partners, LP 3.90% 2025	945	943
		146,012
Industrials 0.36%
Boeing Company 4.508% 2023	26,500	26,583
Boeing Company 3.25% 2028	650	605
Canadian Pacific Railway, Ltd. 2.45% 2031	164	148
Canadian Pacific Railway, Ltd. 3.10% 2051	13,661	10,783
Carrier Global Corp. 2.242% 2025	210	203
Carrier Global Corp. 2.493% 2027	277	259
CSX Corp. 2.50% 2051	275	196
General Electric Capital Corp. 4.418% 2035	8,830	8,730
Honeywell International, Inc. 0.75% 2032	EUR1,060	968
Masco Corp. 1.50% 2028	USD309	267
MISC Capital Two (Labuan), Ltd. 3.75% 2027[7]	15,523	14,852
Singapore Airlines, Ltd. 3.375% 2029	17,940	16,391
Union Pacific Corp. 2.80% 2032	800	744
United Technologies Corp. 4.125% 2028	5,000	5,077
		85,806
Information technology 0.27%
Adobe, Inc. 2.15% 2027	3,585	3,455
Apple, Inc. 3.35% 2027	2,650	2,692
Apple, Inc. 2.375% 2041	750	609
Apple, Inc. 2.40% 2050	500	372
Broadcom, Inc. 3.15% 2025	659	646
Broadcom, Inc. 4.00% 2029[7]	4,034	3,872
Broadcom, Inc. 4.15% 2030	3,330	3,163
Broadcom, Inc. 3.419% 2033[7]	2,171	1,874
Broadcom, Inc. 3.75% 2051[7]	101	79
Lenovo Group, Ltd. 5.875% 2025	16,810	16,963
Mastercard, Inc. 2.00% 2031	8,291	7,336
Microsoft Corp. 2.40% 2026	10,568	10,367
Microsoft Corp. 3.30% 2027	2,600	2,641
Oracle Corp. 2.65% 2026	5,224	4,945
Oracle Corp. 3.25% 2027	4,246	4,045
PayPal Holdings, Inc. 2.30% 2030	1,701	1,525
ServiceNow, Inc. 1.40% 2030	140	114
		64,698
Consumer staples 0.25%
Altria Group, Inc. 1.70% 2025	EUR12,300	12,168
Altria Group, Inc. 2.20% 2027	6,300	6,035
Altria Group, Inc. 3.40% 2041	USD600	417
Anheuser-Busch InBev NV 4.00% 2028	2,800	2,866
Anheuser-Busch InBev NV 4.75% 2029	8,970	9,453
Anheuser-Busch InBev NV 4.50% 2050	845	813
BAT Netherlands Finance 3.125% 2028	EUR1,900	1,917
British American Tobacco PLC 3.215% 2026	USD2,181	2,067
British American Tobacco PLC 3.557% 2027	2,610	2,443
British American Tobacco PLC 4.70% 2027	4,193	4,134
British American Tobacco PLC 3.462% 2029	2,625	2,282
Conagra Brands, Inc. 4.30% 2024	6,130	6,171
American Funds Global Balanced Fund — Page 14 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Conagra Brands, Inc. 1.375% 2027	USD355	$307
Kimberly-Clark Corp. 3.10% 2030	374	363
Nestlé Holdings, Inc. 1.50% 2028[7]	850	770
Philip Morris International, Inc. 2.10% 2030	2,078	1,730
Philip Morris International, Inc. 4.125% 2043	819	665
Philip Morris International, Inc. 4.875% 2043	1,081	973
Reynolds American, Inc. 4.45% 2025	4,190	4,189
		59,763
Health care 0.22%
Abbott Laboratories 3.75% 2026	1,133	1,164
AbbVie, Inc. 3.80% 2025	5,000	5,017
AbbVie, Inc. 3.20% 2026	3,000	2,974
Amgen, Inc. 1.90% 2025	1,644	1,590
Amgen, Inc. 2.20% 2027	1,261	1,197
AstraZeneca Finance, LLC 1.75% 2028	3,480	3,194
AstraZeneca Finance, LLC 2.25% 2031	5,028	4,573
AstraZeneca PLC 3.50% 2023	4,500	4,518
Bayer US Finance II, LLC 3.875% 2023[7]	2,582	2,584
Bayer US Finance II, LLC 4.25% 2025[7]	419	419
Becton, Dickinson and Company 3.734% 2024	322	323
Becton, Dickinson and Company 3.70% 2027	1,888	1,872
Becton, Dickinson and Company 2.823% 2030	1,089	995
Cigna Corp. 4.125% 2025	1,010	1,026
Cigna Corp. 2.375% 2031	49	43
EMD Finance, LLC 3.25% 2025[7]	9,675	9,570
Regeneron Pharmaceuticals, Inc. 1.75% 2030	3,502	2,934
Shire PLC 2.875% 2023	988	979
Shire PLC 3.20% 2026	905	881
Stryker Corp. 0.25% 2024	EUR1,200	1,196
Stryker Corp. 0.75% 2029	2,440	2,272
Stryker Corp. 1.00% 2031	1,130	1,008
Takeda Pharmaceutical Company, Ltd. 0.75% 2027	1,984	1,943
		52,272
Materials 0.18%
Anglo American Capital PLC 5.375% 2025[7]	USD9,050	9,265
Anglo American Capital PLC 5.625% 2030[7]	600	618
Celanese US Holdings, LLC 5.337% 2029	EUR17,820	18,832
Celanese US Holdings, LLC 6.379% 2032	USD3,255	3,346
Dow Chemical Co. 0.50% 2027	EUR3,140	2,952
Dow Chemical Co. 1.125% 2032	2,890	2,519
Fresnillo PLC 4.25% 2050[7]	USD1,797	1,311
Newcrest Finance Pty, Ltd. 3.25% 2030[7]	1,055	956
Vale Overseas, Ltd. 3.75% 2030	3,478	3,186
		42,985
Real estate 0.10%
American Tower Corp. 0.45% 2027	EUR7,635	7,154
American Tower Corp. 0.875% 2029	5,170	4,628
American Tower Corp. 1.25% 2033	2,165	1,822
Corporate Office Properties, LP 2.75% 2031	USD180	147
Equinix, Inc. 3.20% 2029	650	600
Equinix, Inc. 2.15% 2030	5,662	4,795
American Funds Global Balanced Fund — Page 15 of 27

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Equinix, Inc. 3.00% 2050	USD1,738	$1,237
VICI Properties, LP 4.375% 2025	561	555
WEA Finance, LLC 3.75% 2024[7]	2,070	2,002
		22,940
Municipals 0.01%
Aeropuerto International de Tocume SA 5.125% 2061[7]	3,390	2,824
Total corporate bonds, notes & loans		1,342,560
Mortgage-backed obligations 2.27% Federal agency mortgage-backed obligations 1.27%
Fannie Mae Pool #MA3539 4.50% 2038[13]	119	123
Fannie Mae Pool #CA7599 2.50% 2050[13]	6,538	6,160
Fannie Mae Pool #FM7100 3.50% 2050[13]	32,337	32,436
Fannie Mae Pool #FM3217 3.50% 2050[13]	7,611	7,597
Fannie Mae Pool #FS0647 3.00% 2052[13]	289	282
Freddie Mac Pool #SI2002 4.00% 2048[13]	4	4
Government National Mortgage Assn. 4.00% 2045[13]	389	398
Government National Mortgage Assn. 3.50% 2052[13,14]	59,630	59,379
Uniform Mortgage-Backed Security 2.50% 2052[13,14]	78,405	73,089
Uniform Mortgage-Backed Security 3.00% 2052[13,14]	700	674
Uniform Mortgage-Backed Security 3.50% 2052[13,14]	21,790	21,570
Uniform Mortgage-Backed Security 3.50% 2052[13,14]	8,800	8,688
Uniform Mortgage-Backed Security 4.00% 2052[13,14]	55,240	55,453
Uniform Mortgage-Backed Security 4.00% 2052[13,14]	23,058	23,180
Uniform Mortgage-Backed Security 4.50% 2052[13,14]	13,806	14,050
Uniform Mortgage-Backed Security 4.50% 2052[13,14]	788	800
		303,883
Other mortgage-backed securities 1.00%
Nordea Kredit 0.50% 2040[13]	DKK61,660	7,301
Nykredit Realkredit AS, Series 01E, 2.00% 2037[13]	15,922	2,181
Nykredit Realkredit AS, Series 01E, 0.50% 2040[13]	670,516	79,003
Nykredit Realkredit AS, Series 01E, 1.50% 2040[13]	152,240	19,798
Nykredit Realkredit AS, Series 01E, 0.50% 2043[13]	884,036	103,319
Nykredit Realkredit AS, Series 01E, 0.50% 2050[13]	51,726	5,643
Nykredit Realkredit AS, Series CCE, 1.00% 2050[13]	49,679	5,649
Nykredit Realkredit AS, Series 01E, 1.00% 2053[13]	113,413	12,820
Realkredit Danmark AS 1.00% 2053[13]	20,315	2,290
		238,004
Total mortgage-backed obligations		541,887
Asset-backed obligations 0.56%
AmeriCredit Automobile Receivables Trust, Series 2022-2, Class A2B, (30-day Average USD-SOFR + 1.15%) 2.593% 2025[13,15]	USD14,040	14,044
CarMaxAuto Owner Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.77%) 2.16% 2025[13,15]	8,122	8,143
Exeter Automobile Receivables Trust, Series 2022-3A, Class A2, 3.45% 2024[13]	5,911	5,906
Ford Credit Auto Owner Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.60%) 2.017% 2025[13,15]	6,646	6,643
GM Financial Consumer Automobile Receivables Trust, Series 2022-3, Class A2B, (30-day Average USD-SOFR + 0.60%) 1.964% 2025[13,15]	7,391	7,394
Hyundai Auto Receivables Trust, Series 2022-B, Class A2B, (30-day Average USD-SOFR + 0.58%) 2.086% 2025[13,15]	6,830	6,832
Nissan Auto Lease Trust, Series 2021-A, Class A3, 0.52% 2024[13]	18,200	17,704
American Funds Global Balanced Fund — Page 16 of 27

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Nissan Auto Lease Trust, Series 2022-A, Class A2B, (30-day Average USD-SOFR + 0.68%) 2.097% 2024[13,15]	USD17,200	$17,204
Santander Drive Auto Receivables Trust, Series 2022-4, Class A2, 4.05% 2025[13]	12,790	12,788
Verizon Master Trust, Series 2022-3, Class A, 3.01% 2027 (3.76% on 11/20/2023)[11,13]	14,770	14,666
Volkswagen Auto Lease Trust, Series 2022-A, Class A2, 3.02% 2024[13]	9,937	9,858
Westlake Automobile Receivables Trust, Series 2022-2A, Class A2A, 3.36% 2025[7,13]	11,208	11,149
		132,331
Municipals 0.03% Ohio 0.01%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	4,090	3,320
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	5,670	4,645
Total municipals		7,965
Total bonds, notes & other debt instruments (cost: $9,538,095,000)		8,436,107
Short-term securities 7.07% Money market investments 6.87%	Shares
Capital Group Central Cash Fund 1.71%[6,16]	16,403,708	1,639,715
Money market investments purchased with collateral from securities on loan 0.20%
Capital Group Central Cash Fund 1.71%[6,16,17]	239,943	23,985
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%[16,17]	6,500,000	6,500
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.87%[16,17]	6,000,000	6,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.60%[16,17]	3,700,000	3,700
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.73%[16,17]	3,200,000	3,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.88%[16,17]	3,056,163	3,056
		46,441
Total short-term securities (cost: $1,686,673,000)		1,686,156
Total investment securities 100.64% (cost: $22,666,472,000)		24,007,618
Other assets less liabilities (0.64)%		(152,725)
Net assets 100.00%		$23,854,893
American Funds Global Balanced Fund — Page 17 of 27

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 7/31/2022 (000)
90 Day Eurodollar Futures	Long	37	December 2022	USD8,913	$(267)
2 Year U.S. Treasury Note Futures	Long	681	September 2022	143,324	601
5 Year Euro-Bobl Futures	Long	1,280	September 2022	167,283	3,114
5 Year U.S. Treasury Note Futures	Long	4,631	September 2022	526,668	5,671
10 Year Euro-Bund Futures	Long	1,345	September 2022	216,701	9,261
10 Year Italy Government Bond Futures	Short	395	September 2022	(51,001)	(468)
10 Year Japanese Government Bond Futures	Short	111	September 2022	(125,284)	(2,563)
10 Year Australian Treasury Bond Futures	Long	297	September 2022	25,933	1,425
10 Year Ultra U.S. Treasury Note Futures	Long	72	September 2022	9,450	299
10 Year U.S. Treasury Note Futures	Short	356	September 2022	(43,126)	(407)
10 Year UK Gilt Futures	Long	44	September 2022	6,332	12
20 Year U.S. Treasury Bond Futures	Long	207	September 2022	29,808	730
30 Year Euro-Buxl Futures	Long	91	September 2022	17,281	1,524
30 Year Ultra U.S. Treasury Bond Futures	Short	338	September 2022	(53,510)	(1,243)
					$17,689
Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2022 (000)
Currency purchased (000)		Currency sold (000)
USD	236	INR	18,470	Standard Chartered Bank	8/4/2022	$3
USD	3,488	COP	14,363,080	Citibank	8/5/2022	142
MXN	7,670	USD	370	Goldman Sachs	8/5/2022	6
KRW	436,360	USD	339	Citibank	8/5/2022	(4)
USD	4,276	MXN	89,300	BNP Paribas	8/5/2022	(99)
CAD	23,914	USD	18,413	Citibank	8/8/2022	261
CAD	6,348	USD	4,888	Citibank	8/8/2022	69
SEK	3,480	USD	331	UBS AG	8/8/2022	12
SEK	3,250	USD	314	JPMorgan Chase	8/8/2022	6
USD	435	CAD	560	Bank of New York Mellon	8/8/2022	(2)
BRL	171,700	USD	29,441	JPMorgan Chase	8/10/2022	3,622
USD	30,577	BRL	171,700	JPMorgan Chase	8/10/2022	(2,486)
EUR	229,619	USD	233,822	Morgan Stanley	8/11/2022	1,073
GBP	23,300	USD	27,977	Bank of America	8/11/2022	407
PLN	7,770	EUR	1,612	HSBC Bank	8/11/2022	23
EUR	1,230	USD	1,239	UBS AG	8/11/2022	19
GBP	500	USD	595	Bank of America	8/11/2022	14
HUF	11,435,465	EUR	28,158	Citibank	8/11/2022	9
NZD	500	USD	306	HSBC Bank	8/11/2022	8
USD	628	EUR	620	Standard Chartered Bank	8/11/2022	(7)
USD	1,289	NZD	2,090	Bank of America	8/11/2022	(25)
USD	15,285	GBP	12,730	Bank of America	8/11/2022	(222)
USD	19,445	MXN	403,300	Morgan Stanley	8/11/2022	(291)
JPY	8,829,399	USD	65,101	Morgan Stanley	8/12/2022	1,180
JPY	591,300	USD	4,312	Bank of America	8/12/2022	127
KRW	404,300	USD	309	Citibank	8/12/2022	1
MYR	2,800	USD	631	Standard Chartered Bank	8/12/2022	(2)
American Funds Global Balanced Fund — Page 18 of 27

unaudited
Forward currency contracts  (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 7/31/2022 (000)
Currency purchased (000)		Currency sold (000)
GBP	23,297	USD	27,696	Standard Chartered Bank	8/15/2022	$687
SEK	73,900	USD	6,967	Standard Chartered Bank	8/15/2022	311
EUR	14,128	USD	14,262	Bank of America	8/15/2022	194
MXN	52,410	USD	2,507	Standard Chartered Bank	8/15/2022	56
CZK	44,185	USD	1,800	Goldman Sachs	8/15/2022	30
IDR	20,656,370	USD	1,371	Citibank	8/15/2022	23
CAD	1,010	USD	775	Morgan Stanley	8/15/2022	13
EUR	13,058	DKK	97,170	UBS AG	8/15/2022	5
NZD	2,340	USD	1,472	Bank of America	8/15/2022	—[4]
NZD	27,000	USD	16,983	Bank of America	8/15/2022	(3)
USD	16,468	EUR	16,312	Bank of America	8/15/2022	(224)
USD	11,204	NZD	18,339	UBS AG	8/15/2022	(330)
USD	16,860	MXN	352,460	Standard Chartered Bank	8/15/2022	(375)
JPY	7,992,775	USD	58,645	Morgan Stanley	8/18/2022	1,382
EUR	30,647	USD	30,577	JPMorgan Chase	8/18/2022	790
KRW	50,901,750	USD	38,674	Standard Chartered Bank	8/18/2022	384
KRW	24,621,038	USD	18,706	Standard Chartered Bank	8/18/2022	186
CNH	10	USD	2	BNP Paribas	8/18/2022	—[4]
USD	8,226	CNH	55,806	BNP Paribas	8/18/2022	(44)
PLN	7,170	USD	1,498	Goldman Sachs	8/22/2022	41
EUR	6,660	USD	6,838	Bank of New York Mellon	8/22/2022	(20)
EUR	1,937	PLN	9,370	HSBC Bank	8/22/2022	(29)
EUR	63,870	USD	65,578	Bank of New York Mellon	8/22/2022	(189)
JPY	45,009,820	USD	330,029	Morgan Stanley	8/25/2022	8,183
CAD	14,745	USD	11,420	UBS AG	8/25/2022	95
USD	4,465	DKK	32,364	JPMorgan Chase	8/25/2022	13
USD	1,133	EUR	1,110	JPMorgan Chase	8/25/2022	(3)
USD	1,245	MXN	25,612	Morgan Stanley	8/25/2022	(5)
EUR	132,600	DKK	987,155	Goldman Sachs	8/25/2022	(17)
EUR	6,955	USD	7,144	Bank of New York Mellon	8/25/2022	(22)
USD	19,570	GBP	16,200	HSBC Bank	8/25/2022	(171)
USD	15,102	COP	67,323,990	Morgan Stanley	8/29/2022	(511)
AUD	3,930	USD	2,744	UBS AG	9/12/2022	4
USD	1,679	AUD	2,420	HSBC Bank	9/12/2022	(13)
USD	46,768	AUD	67,411	HSBC Bank	9/12/2022	(368)
AUD	26,450	USD	18,275	Bank of America	9/27/2022	224
JPY	7,312,100	USD	54,744	Bank of America	11/1/2022	537
JPY	588,630	USD	4,407	Bank of America	11/1/2022	43
PLN	9,600	USD	2,315	BNP Paribas	2/2/2023	(305)
PLN	181,720	USD	43,819	BNP Paribas	2/2/2023	(5,770)
						$8,646
American Funds Global Balanced Fund — Page 19 of 27

unaudited
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 7/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
1.2475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	NZD23,959	$(386)	$—	$(386)
1.234974%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/20/2023	204,176	(3,305)	—	(3,305)
1.2375%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/26/2023	75,250	(1,239)	—	(1,239)
1.264%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/27/2023	188,099	(3,062)	—	(3,062)
1.26%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/30/2023	31,027	(508)	—	(508)
1.28%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	8/31/2023	31,027	(506)	—	(506)
1.30%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/3/2023	34,062	(555)	—	(555)
1.4975%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/21/2023	63,786	(1,002)	—	(1,002)
1.445%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/28/2023	63,714	(1,040)	—	(1,040)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/29/2023	64,930	(1,061)	—	(1,061)
1.4475%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	9/30/2023	65,200	(1,067)	—	(1,067)
1.5212%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	15,900	(265)	—	(265)
1.5125%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	57,556	(963)	—	(963)
1.53%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/14/2023	65,649	(1,089)	—	(1,089)
1.5625%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/15/2023	65,577	(1,077)	—	(1,077)
1.59%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/18/2023	65,577	(1,069)	—	(1,069)
American Funds Global Balanced Fund — Page 20 of 27

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Centrally cleared interest rate swaps  (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 7/31/2022 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 7/31/2022 (000)
Rate	Payment frequency	Rate	Payment frequency
1.62%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	10/19/2023	NZD72,901	$(1,176)	$—	$(1,176)
2.2525%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	193,402	(2,278)	—	(2,278)
2.24%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/8/2023	193,402	(2,297)	—	(2,297)
2.20%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	11/9/2023	16,270	(198)	—	(198)
3.6097%	Semi-annual	3-month NZD-BBR-FRA	Quarterly	4/14/2024	23,900	(35)	—	(35)
2.495%	Annual	SONIA	Annual	5/5/2024	GBP181,830	(319)	—	(319)
2.42%	Annual	SONIA	Annual	5/5/2024	362,600	(956)	—	(956)
2.9588%	Annual	SONIA	Annual	6/9/2024	246,870	1,017	—	1,017
6.59%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN126,900	(351)	—	(351)
6.585%	28-day	28-day MXN-TIIE	28-day	6/25/2026	166,800	(463)	—	(463)
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	205,100	(551)	—	(551)
6.6175%	28-day	28-day MXN-TIIE	28-day	6/25/2026	543,800	(1,480)	—	(1,480)
6.633%	28-day	28-day MXN-TIIE	28-day	6/25/2026	565,700	(1,525)	—	(1,525)
6.58%	28-day	28-day MXN-TIIE	28-day	6/25/2026	716,200	(1,993)	—	(1,993)
6.605%	28-day	28-day MXN-TIIE	28-day	7/6/2026	466,325	(1,283)	—	(1,283)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	212,700	(239)	—	(239)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	318,971	(341)	—	(341)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	520,800	(521)	—	(521)
7.64%	28-day	28-day MXN-TIIE	28-day	10/29/2026	520,800	(539)	—	(539)
7.52%	28-day	28-day MXN-TIIE	28-day	10/30/2026	657,429	(820)	—	(820)
7.475%	28-day	28-day MXN-TIIE	28-day	2/3/2027	79,150	(106)	—	(106)
8.715%	28-day	28-day MXN-TIIE	28-day	4/7/2027	162,800	167	—	167
						$(34,481)	$—	$(34,481)
American Funds Global Balanced Fund — Page 21 of 27

unaudited
Swap contracts  (continued)

Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Financing rate received	Payment frequency	Reference index	Expiration date	Notional amount (000)	Value at 7/31/2022 (000)	Upfront premium paid (000)	Unrealized depreciation at 7/31/2022 (000)
1.00%	Quarterly	CDX.NA.IG.38	6/20/2027	USD370,440	$3,271	$5,310	$(2,039)
Investments in affiliates6

	Value of affiliates at 11/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)
Investment funds 0.06%
Capital Group Central Corporate Bond Fund	$—	$14,372	$—	$—	$355	$14,727	$25
Short-term securities 6.97%
Money market investments 6.87%
Capital Group Central Cash Fund 1.71%[16]	693,043	4,739,892	3,792,567	(87)	(566)	1,639,715	6,037
Money market investments purchased with collateral from securities on loan 0.10%
Capital Group Central Cash Fund 1.71%[16,17]	—	23,985[18]				23,985	—[19]
Total short-term securities						1,663,700
Total 7.03%				$(87)	$(211)	$1,678,427	$6,062
Restricted securities12

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Netflix, Inc. 3.875% 2029	2/08/2022 - 7/13/2022	$13,370	$13,668.06%
Goldman Sachs Group, Inc. 1.00% 2033	5/19/2021	16,191	11,248.04
Total		$29,561	$24,916.10%
American Funds Global Balanced Fund — Page 22 of 27

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,643,903,000, which represented 23.66% of the net assets of the fund. This amount includes $5,642,479,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Amount less than one thousand.
[5]	All or a portion of this security was on loan. The total value of all such securities was $45,120,000, which represented .19% of the net assets of the fund.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $335,567,000, which represented 1.41% of the net assets of the fund.
[8]	Index-linked bond whose principal amount moves with a government price index.
[9]	Scheduled interest and/or principal payment was not received.
[10]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $62,903,000, which represented .26% of the net assets of the fund.
[11]	Step bond; coupon rate may change at a later date.
[12]	Restricted security, other than Rule 144A, subject to legal or contractual restrictions on resale, including securities not registered under the Securities Act of 1933. The total value of all such restricted securities was $24,916,000, which represented .10% of the net assets of the fund.
[13]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[14]	Purchased on a TBA basis.
[15]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[16]	Rate represents the seven-day yield at 7/31/2022.
[17]	Security purchased with cash collateral from securities on loan.
[18]	Represents net activity.
[19]	Dividend income is included with securities lending income and is not shown in this table.
American Funds Global Balanced Fund — Page 23 of 27

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $1,105,057,000. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $1,907,641,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $1,984,499,000 and $302,017,000, respectively.
American Funds Global Balanced Fund — Page 24 of 27

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of July 31, 2022 (dollars in thousands):
American Funds Global Balanced Fund — Page 25 of 27

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$868,730	$1,196,640	$—	$2,065,370
Industrials	1,034,797	942,420	—	1,977,217
Information technology	1,600,165	190,939	—	1,791,104
Health care	1,237,391	544,052	—	1,781,443
Utilities	702,376	540,425	—	1,242,801
Consumer staples	263,011	920,125	—	1,183,136
Communication services	793,826	85,596	—*	879,422
Materials	355,530	514,364	—	869,894
Energy	534,317	306,240	—	840,557
Consumer discretionary	411,071	237,089	—	648,160
Real estate	319,121	166,013	—	485,134
Preferred securities	79,758	—	—	79,758
Convertible stocks	26,632	—	—	26,632
Investment funds	14,727	—	—	14,727
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	3,217,459	—	3,217,459
U.S. Treasury bonds & notes	—	3,193,905	—	3,193,905
Corporate bonds, notes & loans	—	1,342,560	—	1,342,560
Mortgage-backed obligations	—	541,887	—	541,887
Asset-backed obligations	—	132,331	—	132,331
Municipals	—	7,965	—	7,965
Short-term securities	1,686,156	—	—	1,686,156
Total	$9,927,608	$14,080,010	$—*	$24,007,618

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$22,637	$—	$—	$22,637
Unrealized appreciation on open forward currency contracts	—	20,183	—	20,183
Unrealized appreciation on centrally cleared interest rate swaps	—	1,184	—	1,184
Liabilities:
Unrealized depreciation on futures contracts	(4,948)	—	—	(4,948)
Unrealized depreciation on open forward currency contracts	—	(11,537)	—	(11,537)
Unrealized depreciation on centrally cleared interest rate swaps	—	(35,665)	—	(35,665)
Unrealized depreciation on centrally cleared credit default swaps	—	(2,039)	—	(2,039)
Total	$17,689	$(27,874)	$—	$(10,185)
*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Global Balanced Fund — Page 26 of 27

unaudited
Key to abbreviations
ADR = American Depositary Receipts
Assn. = Association
AUD = Australian dollars
BBR = Bank Base Rate
BRL = Brazilian reais
CAD = Canadian dollars
CDI = CREST Depository Interest
CLP = Chilean pesos
CNY = Chinese yuan
COP = Colombian pesos
DKK = Danish kroner
EUR = Euros
EURIBOR = Euro Interbank Offered Rate
FRA = Forward Rate Agreement
GBP = British pounds
HUF = Hungarian forints
IDR = Indonesian rupiah
INR = Indian rupees

JPY = Japanese yen
KRW = South Korean won
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NZD = New Zealand dollars
PLN = Polish zloty
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RUB = Russian rubles
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
TIIE = Equilibrium Interbank Interest Rate
UAH = Ukrainian hryvnia
USD = U.S. dollars
ZAR = South African rand

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP3-037-0922O-S89756	American Funds Global Balanced Fund — Page 27 of 27